Investment Contract with Insurance Company (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment, contract value	$ 55,863,527	$ 61,677,261
Traditional Guaranteed Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment, contract value	$ 55,900,000	$ 61,700,000